Nature of the Organization and Business (Tables)	12 Months Ended
Jun. 30, 2025
Nature of the Organization and Business [Abstract]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs

As of June 30, 2025, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
BaiJiaYun Limited (“BJY”)	April 22, 2021	Cayman Islands	100%	Investment holding
Baijiayun Global Ltd (“BJY Global”)	May 7,2025	Cayman Islands	100%	Investment holding
Subsidiaries of BJY or BJY Global
Baijiayun AI Limited	May 27,2025	Singapore	100%	Investment holding
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100%	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100%	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100%	Provision of cloud computing services
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100%	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100%	Provision of cloud computing services
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”)	December 28, 2022	PRC	100%	Investment holding

VIEs
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”)	May 22, 2017	PRC	100% owned through VIE agreements	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “)	October 12, 2019	PRC	100% owned through VIE agreements	Provision of cloud computing services

VIEs’ Subsidiaries
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services
	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”)	May 29, 2012	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”)	September 16, 2022	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”)	August 30, 2022	PRC	100% owned by VIE	Provision of cloud computing services
BaiJiaYun Technology Development (Shaanxi) Co., Ltd. (“Shaanxi BaiJiaYun”)	January 4, 2023	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Baijia Yunlong Technology Co., Ltd (“Baijia Yunlong”)	April 12, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	January 13, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Xinjiang BaiJiaYun Technology Co., Ltd.(“Xinjiang BaiJiaYun”)	March 28, 2005	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”)	December 1, 2014	PRC	100% owned by VIE	Provision of cloud computing services
Zhejiang Baijiayun Technology Co., Ltd. (“Zhejiang BaiJiaYun”)	January 16, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Guangzhou BaiJiaYun Technology Co., Ltd.(“Guangzhou BaiJiaYun”)	April 16, 2024	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Baijia Cloud Technology Co.,Ltd.(“Wuhan BaiJiaYun”)	August 7, 2017	PRC	100% owned by VIE	Provision of cloud computing services

Schedule of Consolidated Financial Statements

The following amounts and balances of the VIEs, and their subsidiaries were included in the Company’s consolidated financial statements after the elimination of intercompany balances and transactions as of June 30, 2025 and 2024 and for the years then ended:

	As of June 30,
	2025	2024
ASSETS
Current assets
Cash and cash equivalents	$1,843,717	$5,433,349
Restricted cash	135,607	374,824
Short-term investments	—	4,269
Notes receivable	—	177,663
Accounts receivable, net	9,101,424	22,280,835
Prepayments	5,237,721	4,554,671
Prepayments - related parties	65,847	—
Inventories	12,565,337	4,700,910
Prepaid expenses and other current assets, net	7,170,159	6,302,420
Total current assets	36,119,812	43,828,941

Property and equipment, net	94,513	122,837
Intangible assets, net	8,647,574	7,720,451
Operating lease right of use assets, net	559,637	683,373
Deferred tax assets, net	6,457,739	2,964,354
Goodwill	—	1,425,485
Other non-current assets	449,778	317,707
Total non-current assets	16,209,241	13,234,207

Total assets	$52,329,053	$57,063,148

LIABILITIES
Current liabilities
Short-term borrowings	$8,375,677	$7,155,438
Accounts and notes payable	8,367,698	8,086,007
Accounts payable - related parties	198,301	—
Contract liabilities	18,257,180	8,408,893
Income tax payable	613,017	656,635
Deferred revenue	1,286,603	874,524
Due to related parties	117,259	115,588
Operating lease liabilities, current	274,526	109,822
Accrued expenses and other liabilities	2,116,183	3,352,401
Total current liabilities	39,606,444	28,759,308

Deferred tax liabilities	494,725	593,055
Operating lease liabilities, non-current	303,088	503,847
Total non-current liabilities	797,813	1,096,902
Total liabilities	$40,404,257	$29,856,210
	For the year Ended June 30,
	2025	2024	2023
Revenues	$41,903,631	$58,373,260	$65,061,798
Cost of revenues	$(32,928,006)	$(47,430,643)	$(52,043,225)
Total operating expenses	$(29,366,786)	$(68,148,892)	$(11,117,613)
Net (loss) income	$(13,667,611)	$(56,536,689)	$3,240,890
Net cash used in operating activities	$(4,195,152)	$(17,398,963)	$(8,020,601)
Net cash (used in) provided by investing activities	$(22,629)	$5,586,547	$1,030,853
Net cash provided by (used in) financing activities	$415,841	$6,009,064	$(679,867)